Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2012